Long-term debt (Tables)	12 Months Ended
Dec. 31, 2024
Long-term debt
Schedule of long-term debt

As of December 31, 2024 and 2023, long-term debt consisted of the following:

Long-term debt

in € THOUS

	2024	2023

Schuldschein loans	228,399	228,759
Bonds	6,492,120	6,676,465
Accounts Receivable Facility	—	22,857
Other	115,589	519,481
Long-term debt	6,836,108	7,447,562
Less current portion	(575,283)	(487,699)
Long-term debt, less current portion	6,260,825	6,959,863

Schedule of bonds

At December 31, 2024 and 2023, the Company’s bonds consisted of the following:

Bonds

in THOUS

	Face			Book value in €
Issuer/Transaction	amount	Maturity	Coupon	2024	2023
FME US Finance II, Inc. 2014	$400,000	October 15, 2024	4.750%	—	365,344
Fresenius Medical Care AG, 2018	€500,000	July 11, 2025	1.500%	503,204	502,492
Fresenius Medical Care AG, 2020	€500,000	May 29, 2026	1.000%	501,787	500,953
Fresenius Medical Care AG, 2019	€600,000	November 30, 2026	0.625%	598,438	597,457
FME US Finance III, Inc. 2021	$850,000	December 1, 2026	1.875%	816,438	766,121
Fresenius Medical Care AG, 2022	€750,000	September 20, 2027	3.875%	754,936	753,755
FME US Finance III, Inc. 2019	$500,000	June 15, 2029	3.750%	477,290	447,719
Fresenius Medical Care AG, 2019	€500,000	November 29, 2029	1.250%	498,971	498,648
Fresenius Medical Care AG, 2020	€750,000	May 29, 2030	1.500%	753,979	753,466
FME US Finance III, Inc. 2020	$1,000,000	February 16, 2031	2.375%	965,623	907,015
FME US Finance III, Inc. 2021	$650,000	December 1, 2031	3.000%	621,454	583,495
				6,492,120	6,676,465

Schedule of accounts receivable facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at December 31, 2024 and December 31, 2023:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	2024		2024
Accounts Receivable Facility	$—	€—	$—	€—

	Maximum amount available (1)		Balance outstanding (2)
	2023		2023
Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs and accrued interests.